Reclassification (Details) - Loan Receivable From Third Parties [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Reclassification (Textual)
Loan Receivable From Related Parties	$ 2,109,780
Interest And Fee On Loans From Third Parties	$ 491,080